UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-22147

PowerShares India Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, II			60187
(Address of principal executive offices)			(Zip code)

Brown Brothers Harriman 40 Water Street, Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.

PowerShares India Exchange-Traded Fund Trust

2008 Semi-Annual Report to Shareholders

30 April 2008

PowerShares India Portfolio

Table of Contents

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	6

Fees and Expenses	7

Schedule of Investments (Unaudited)	8

Statement of Assets and Liabilities (Unaudited)	9

Statement of Operations (Unaudited)	10

Statement of Changes in Net Assets (Unaudited)	11

Financial Highlights (Unaudited)	12

Notes to Financial Statements (Unaudited)	13

Supplemental Information (Unaudited)	19

My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETFs were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P 500® Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best Regards,
H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares India Exchange-Traded Fund Trust

The Market Environment

Global markets and economies fared worse than the struggling U.S., succumbing to inflationary pressures over the six month reporting period ending April 30, 2008. The benchmark MSCI EAFE index fell 8.91% as surging commodity prices led to weaker equity valuations in almost every worldwide market. Even the commodity-based emerging markets were not spared: the benchmark BRIC index dropped 8.61%. Although a majority of worldwide central banks left their short-term target rates unchanged, the Bank of England and Bank of Canada lowered rates while the Reserve Bank of India, People's Bank of China and Switzerland National Bank raised rates. Given the divergence of overseas interest rates, global debt markets underperformed the U.S. bond market (Lehman Brothers Global Aggregate Total Return bond index +5.14% versus U.S. Aggregate bond index +6.87%) over the reporting period.

In India, signs of a potentially inflationary spiral are beginning to emerge. Government wholesale price inflation has accelerated to 6 percent from 4 percent last spring. Consumer price indexes have risen nearly 7% in urban areas over the last year and almost 9 percent in rural areas, where more than two-thirds of the population lives and where higher food prices are having the biggest effect. The government reacted by raising an important short-term interest rate a quarter-point to 8%. Still, the Reserve Bank of India (the central bank) surveys show that practically all of India's manufacturers are operating at full capacity, as consumer demand has risen first and companies have been slower to respond. The Organization for Economic Co-operation and Development is projecting that India's economic boom will continue, albeit at a slightly slower pace. Real GDP growth (on an expenditure basis) is forecast to slow from an estimated 8.7% in fiscal year 2007/08 (April-March) to an annual average of 7.6% between 2008/09 and 2012/13. The stock market, on the other hand, has lost about a quarter of its value since its peak on January 8th. Foreign institutional investors, who were heavily involved last summer, dumped shares in January and again in May. India's regulators, anxious to stem the foreign influx last year, are now allowing Indian companies to borrow more abroad and some foreigners who are not registered with the authorities to open "sub-accounts" with brokers who are registered.

The stock market bearishness may also reflect a deeper concern that India's remarkable run is coming to an end. Some of the issues weighing heavily are a continuing uptick in inflation, continued oil subsidies, the government's commitment to raise the pay of millions of civil servants and its promise to erase farm loans worth about 710 billion rupees. Overall optimism looks to be tempered but not lost.

Manager's Analysis

PowerShares India Portfolio (ticker: PIN)

The PowerShares India Portfolio (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Indus India Index (the "Index"), which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

The Fund returned 5.80% through April 30, 2008, since the Fund's inception on March 5, 2008.

Sector breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy	28.1
Information Technology	16.4
Financial Services	12.6
Telecommunication Services	10.9
Industrials	9.6
Time Deposit	7.6
Materials	4.5
Consumer Staples	4.3
Utilities	3.5
Consumer Discretionary	3.3
Health Care	1.8
Other	(2.6)

Style Allocation (%)

as of 30 April 2008

Large-Cap Growth	71.8
Large-Cap Value	28.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Infosys Technologies, Ltd.	11.2
Reliance Industries, Ltd.	10.5
Oil and Natural Gas Corp., Ltd.	7.5
Reliance Communications, Ltd.	5.9
Reliance Petroleum, Ltd.	4.4
Hindustan Unilever, Ltd.	4.3
Bharti Airtel, Ltd.	3.3
HDFC Bank, Ltd.	2.7
Tata Consultancy Services	2.3
Indian Oil Corp., Ltd.	2.3
Total	54.4

Manager's Analysis (Continued)

PowerShares India Portfolio (ticker: PIN)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
Indus India Index	6.50
MSCI India Index	5.00
BSE SENSEX 30 Index	4.57

Fund

NAV	5.80
Share Price Return	4.84

Fund Inception: 3/5/2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.78% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See www.invescopowershares.com to find the most recent month end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI India Index and BSE SENSEX 30 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 60 and 30 common stocks, respectively.

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2008

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PIN	PowerShares India Portfolio	03/05/08	40	2	6	9	8	2	6
				Closing Price Below NAV
				-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
				2	1	2	0	0	2

Fees and Expenses

As a shareholder of the PowerShares India Portfolio (the "Fund"), you incur advisory fees and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period March 5, 2008 (inception date) and held through April 30, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 5, 2008 (inception date)	Ending Account Value April 30, 2008	Annualized Expense Ratio based on number of days in the period	Expense Paid During the Period(1) March 5, 2008 (inception date) to April 30, 2008
Actual	$1,000.00	$1,058.00	0.78%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,006.57	0.78%	$1.22

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period March 5, 2008 (inception date) to April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 57 and then dividing by 366. Expenses Paid During the Period reflect the short length of the fiscal period (57 days). Expenses paid over a full half-year period would have been proportionately higher.

Schedule of Investments

PowerShares India Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks—95.0%**
	Consumer Discretionary—3.3%
99,457	ITC, Ltd.	$538,761
16,409	Mahindra & Mahindra, Ltd.	268,274
20,547	Tata Motors, Ltd.	336,348
		1,143,383
	Consumer Staples—4.3%
236,143	Hindustan Unilever, Ltd.	1,467,789
	Energy—28.1%
71,753	Cairn India, Ltd.*	440,882
68,926	Essar Oil, Ltd.	473,686
69,161	Indian Oil Corp., Ltd.	786,581
101,723	Oil and Natural Gas Corp., Ltd.	2,592,089
56,085	Reliance Industries, Ltd.	3,609,592
85,916	Reliance Natural Resources, Ltd.*	259,011
304,093	Reliance Petroleum, Ltd.*	1,513,045
		9,674,886
	Financial Services—12.6%
15,894	Axis Bank, Ltd.	361,428
19,718	DLF, Ltd.	343,687
25,069	HDFC Bank, Ltd.	937,046
24,781	ICICI Bank, Ltd.	541,163
19,719	Indiabulls Financial Services, Ltd.	262,215
20,932	Indiabulls Real Estate, Ltd.*	284,418
99,114	Infrastructure Development Finance Co., Ltd.	432,820
12,641	Reliance Capital, Ltd.	470,246
92,893	Unitech, Ltd.	712,266
		4,345,289
	Health Care—1.8%
50,289	Cipla, Ltd.	265,193
10,043	Sun Pharmaceutical Industries, Ltd.	366,068
		631,261
	Industrials—9.6%
6,423	Bharat Heavy Electricals, Ltd.	302,244
67,021	GMR Infrastructure*	266,260
70,151	Jaiprakash Associates, Ltd.	468,453
4,861	Larsen & Toubro, Ltd.	361,298
27,662	Punj Lloyd, Ltd.	250,147
20,349	Reliance Infrastructure, Ltd.	715,246
16,570	Siemens India, Ltd.	235,399
33,858	Sterlite Industries (India), Ltd.	722,789
		3,321,836
	Information Technology—16.4%
89,105	Infosys Technologies, Ltd.	3,857,527
22,670	Satyam Computer Services, Ltd.	263,950
35,447	Tata Consultancy Services	805,672
61,129	Wipro, Ltd.	737,240
		5,664,389

Number of Shares		Value
	Common Stocks (Continued)
	Materials—4.5%
26,716	Hindustan Zinc, Ltd.	$421,153
7,876	Jindal Steel & Power, Ltd.	467,268
9,685	JSW Steel, Ltd.	208,314
100,149	Steel Authority of India, Ltd.	454,297
		1,551,032
	Telecommunication Services—10.9%
51,986	Bharti Airtel, Ltd.*	1,153,518
119,524	Idea Cellular, Ltd.*	311,675
143,941	Reliance Communications, Ltd.	2,050,455
18,928	Tata Communication, Ltd.	231,524
		3,747,172
	Utilities—3.5%
118,230	NTPC, Ltd.	575,599
117,876	Power Grid Corporation of India, Ltd.	306,486
9,248	Tata Power Co., Ltd.	319,095
		1,201,180
	Total Common Stocks (Cost $30,647,015)	32,748,217
Face Value
	Short-Term Instruments—7.6%
	Time Deposit—7.6%
$2,636,319	Citibank 1.69%, 5/01/08	2,636,319
	Total Short-Term Instruments (Cost $2,636,319)	2,636,319
	Total Investments—102.6% (Cost $33,283,334)	35,384,536
	Liabilities, less cash and other assets—(2.6)%	(902,974)
	Net Assets—100.0%	$34,481,562

*  Non-income producing security.

**  In accordance with procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing source. The aggregate value of these securities at April 30, 2008 was $32,748,217, which represented 95.0% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Statement of Assets and Liabilities

PowerShares India Portfolio

April 30, 2008 (Unaudited)

ASSETS:
Investments, at value	$35,384,536
Foreign currency, at value (Cost $73,227)	72,526
Receivables:
Investments sold	1,737,828
Dividends	4,851
Total Assets	37,199,741
LIABILITIES:
Due to custodian	4,265
Payables:
Investments purchased	2,699,627
Accrued unitary management fee	14,287
Total Liabilities	2,718,179
NET ASSETS	$34,481,562
NET ASSETS CONSIST OF:
Par value	$13,040
Paid-in capital	32,428,933
Accumulated undistributed net investment loss	(6,740)
Accumulated undistributed net realized loss on investments and foreign currency transactions	(57,001)
Net unrealized appreciation on investments and foreign currency translations	2,103,330
Net Assets	$34,481,562
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	1,304,000
Net asset value	$26.44
Investments at cost	$33,283,334

See Notes to Financial Statements.

Statement of Operations

PowerShares India Portfolio

For the Period March 5, 2008 (commencement of operations) to April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividend income	$9,319
Interest income	2,614
Total Income	11,933
EXPENSES:
Unitary management fee	18,673
Total Expenses	18,673
Net Investment Loss	(6,740)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(36,190)
Foreign currency transactions	(20,811)
Net realized loss	(57,001)
Net change in unrealized appreciation (depreciation) from:
Investments	2,354,258
Foreign currency translations	(250,928)
Net change in unrealized appreciation	2,103,330
Net realized and unrealized gain (loss) on investments and foreign currency	2,046,329
Net increase in net assets resulting from operations	$2,039,589

See Notes to Financial Statements.

Statement of Changes in Net Assets

PowerShares India Portfolio

For the Period March 5, 2008 (commencement of operations) to April 30, 2008 (Unaudited)

OPERATIONS:
Net investment loss	$(6,740)
Net realized loss	(57,001)
Net change in unrealized appreciation (depreciation)	2,103,330
Net increase in net assets resulting from operations	2,039,589
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	32,333,464
Creation fees	108,509
Net increase in net assets resulting from shares transactions	32,441,973
Increase in Net Assets	34,481,562
NET ASSETS:
Beginning of period	—
End of period	$34,481,562
Undistributed net investment loss at end of period	$(6,740)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,304,000
Shares outstanding, beginning of period	—
Shares outstanding, end of period	1,304,000

See Notes to Financial Statements.

Financial Highlights

PowerShares India Portfolio

For the Period March 5, 2008 (commencement of operations) through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment loss(a)	(0.01)
Net realized and unrealized gain on investments and foreign currency	1.28
Total from operations	1.27
Paid-in capital from creation fees	0.17
Net asset value at end of period	$26.44
TOTAL RETURN(b)	5.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,482
Ratio to average net assets of:
Expenses(c)	0.78%
Net investment loss	(0.04)%
Portfolio turnover rate(d)	8%

(a)  Based on average shares outstanding.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized. The total return for the period based on the first day of exchange trading is 5.80%.

(c)  Annualized.

(d)  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares India Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series or portfolios. The Trust currently consists of one portfolio, the PowerShares India Portfolio, an exchange-traded index fund (the "Fund").

The Fund commenced investment operations on March 5, 2008.

The Fund's shares are listed on the New York Stock Exchange Arca, Inc. The Fund's market price may differ to some degree from the net asset value of the shares of the Fund. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in cash. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Indus India Index (or "Underlying Index"). The Fund will carry out its investment strategy by investing substantially all of its assets in a wholly-owned subsidiary in Mauritius (the "Subsidiary"), which in turn, will invest at least 90% of its total assets in securities that comprise the Underlying Index and American Depository Receipts ("ADRs") based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the "Adviser") will serve as investment adviser to both the Fund and the Subsidiary, (collectively the "Fund"). Through such investment structure, the Fund expects to obtain benefits under the tax treaty between Mauritius and India.

Note 2. Significant Accounting Policies

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

A. Security Valuations

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Notes to Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Fund concentrates its investments in Indian securities, subjecting the Fund to a greater risk than a fund that invests in a wider range of countries.

Notes to Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

C. Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the statement of operations from the effects of changes in market prices of those securities but are included in realized gains and losses on investment securities sold.

D. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes or otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales.

The Fund will file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specified identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

F. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles

Notes to Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

H. Equalization

The Fund uses the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, the Fund has agreed to pay an annual unitary management fee. The unitary management fee paid by the Fund to the Adviser is accrued daily and is payable at the annual rate of 0.78% of its average daily net assets.

The management fee is a unitary fee by which the Adviser has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any. The Adviser has agreed to assume all organizational costs and offering costs on behalf of the Fund.

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor") which serves as the distributor of Creation Units of the Fund. The Distributor does not maintain a secondary market in shares.

Licensing Fee Agreement

The Adviser has entered into a licensing agreement for the Fund with Indus Advisors LLC (the "Licensor"). The trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use with the Fund. The Fund is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in the Fund. The Adviser is required to pay the licensing fee on behalf of the Fund.

Brown Brothers Harriman & Co. ("BBH") serves as administrator, custodian and fund accounting and transfer agent for the Fund.

BBH has agreed to provide an overdraft protection to the Fund according to the terms of the service agreement.

Notes to Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Note 4. Trustees' Fees

The Adviser, as a result of the unitary management fee, compensates each Trustee on behalf of the Trust who is not an employee of the Adviser or its affiliates. Interested Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 5. Federal Income Tax

At April 30, 2008, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

Cost	Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
$33,283,334	$2,101,202	$2,425,618	$(324,416)

Note 6. Investment Transactions

For the period from March 5, 2008 (date operations commenced) through April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $32,421,033 and $1,737,828, respectively. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Capital

Shares are created and redeemed at NAV by the Fund only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to create or redeem from the Fund. Such transactions are generally permitted in cash. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

The Fund may charge transaction fees for creations and redemptions which are treated as increases in capital.

Note 8. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a) (9) of the 1940 Act. As of April 30, 2008, Merrill Lynch, Pierce, Fenner & Smith, Inc. owned beneficially more than 25% of the voting shares of the Fund.

Notes to Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2008 (Unaudited)

Note 9. Indemnification

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Fund's financial statements and intends for the fund to adopt FAS 157 provisions during the fiscal year ending October 31, 2009.

Supplemental Information (Unaudited)

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on February 22, 2008, the Board of Trustees of the PowerShares India Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares India Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs").

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to structuring the Trust and arranging prospective service providers for the Fund with India investment fund-related experience.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed unitary advisory fee, as compared to information compiled from Lipper Inc., an independent source, on expense ratios of emerging market ETFs and open-end funds. The Adviser supplemented the information compiled from Lipper Inc. with expense ratios of other India and India-related ETFs and open-end funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund and any wholly-owned subsidiary authorized under the Investment Advisory Agreement, except that the Fund will pay brokerage expenses, taxes, interest and extraordinary expenses and the subsidiary will pay brokerage expenses, taxes, interest and extraordinary expenses. The Trustees noted that, in comparison to India and India-related ETFs and open-end funds, the advisory fee was near the median, but generally was lower than expense ratios for funds from the Lipper Inc. emerging market data, and was reasonable because of the complexity of investing directly in the Indian market, other distinguishing factors of the Fund, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the advisory fee was attributable to a significant license fee payable out of the unitary fee to be charged to the Fund. The Board noted that the Adviser represented that the advisory fee was in the range of its India-related ETF peers. The Board concluded that the unitary advisory fee and expected total expense ratio of the Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

Supplemental Information (Unaudited) (Continued)

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Fund's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares India Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

This report must be preceded or accompanied   800.983.0903
by the most recent fund prospectus.  www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PIN-SAR-1

ITEM 2.  CODE OF ETHICS.

Not applicable.  This item is only required in an annual report on this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.  This item is only required in an annual report on this Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

Not applicable.  This item is only required in an annual report on this Form N-CSR.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.  This item is only required in an annual report on this Form N-CSR.

ITEM 6.   SCHEDULE OF INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act, as amended, 17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) CODE OF ETHICS REQUIRED BY ITEM 2 OF FORM N-CSR:

Not applicable to semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
Name: H. Bruce Bond
Title: President (Principal Executive Officer)

Date: July 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
Name: H. Bruce Bond
Title: President (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce Duncan
Name: Bruce Duncan
Title: Treasurer (Principal Financial Officer)

Date: July 9, 2008